LVIP Western Asset Core Bond Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.12%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.87% (SOFR30A + 1.55%) 10/25/41	310,000	$311,254
Series 2022-R03 1M2 8.82% (SOFR30A + 3.50%) 3/25/42	240,000	251,838
Series 2023-R06 1M2 8.02% (SOFR30A + 2.70%) 7/25/43	240,000	248,126
Series 2024-R01 1M2 7.12% (SOFR30A + 1.80%) 1/25/44	300,000	300,906
Series 2024-R01 IM2 7.12% (SOFR30A + 1.80%) 2/25/44	250,000	251,165
Fannie Mae REMICs
*•Series 2010-100 SV 1.20% (6.52% minus SOFR30A) 9/25/40	235,179	22,582
*Series 2012-101 BI 4.00% 9/25/27	1,907	29
Series 2012-118 VZ 3.00% 11/25/42	253,038	223,974
*•Series 2013-124 SB 0.52% (5.84% minus SOFR30A) 12/25/43	39,126	3,382
*•Series 2013-54 BS 0.72% (6.04% minus SOFR30A) 6/25/43	16,147	1,579
Series 2015-65 CZ 3.50% 9/25/45	269,966	226,879
*•Series 2016-61 BS 0.67% (5.99% minus SOFR30A) 9/25/46	293,878	16,130
*•Series 2017-76 SB 0.67% (5.99% minus SOFR30A) 10/25/57	253,380	24,222
*•Series 2017-85 SC 0.77% (6.09% minus SOFR30A) 11/25/47	53,070	4,326
Series 2020-47 GZ 2.00% 7/25/50	215,563	122,068
Series 2020-56 AQ 2.00% 8/25/50	600,000	454,684
*Series 2020-56 DI 2.50% 8/25/50	149,703	24,577
Series 2020-57 TA 2.00% 4/25/50	433,380	365,741
*Series 2020-61 NI 3.50% 9/25/50	624,650	104,883
*Series 2020-73 KI 3.00% 10/25/50	134,139	22,669
*Series 2021-1 IG 2.50% 2/25/51	409,270	70,542
Series 2021-28 LB 2.00% 4/25/51	369,310	298,851
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-3 NI 2.50% 2/25/51	718,633	$105,196
*Series 2021-3 QI 2.50% 2/25/51	530,668	79,298
*Series 2021-43 IO 2.50% 6/25/51	885,981	139,918
*Series 2021-44 MI 2.50% 7/25/51	179,562	31,863
*Series 2021-61 KI 2.50% 4/25/49	774,722	113,838
Series 2021-65 JA 2.00% 1/25/46	143,136	123,364
*Series 2021-77 WI 3.00% 8/25/50	664,311	104,621
*Series 2022-22 IO 2.50% 10/25/51	1,262,320	220,078
Series 2022-29 KZ 1.50% 6/25/42	411,146	287,494
*Series 2022-86 IO 2.50% 5/25/50	556,796	77,268
*Series 2023-2 CI 2.00% 10/25/50	1,861,689	228,429
*Series 4980 KI 4.50% 6/25/50	889,371	201,197
*Series 5093 IY 4.50% 12/25/50	484,108	108,974
*Series 5118 NI 2.00% 2/25/51	760,438	98,030
*Series 5159 IP 3.00% 11/25/51	729,154	104,831
*Series 5293 IC 4.50% 11/25/51	496,697	111,967
*Series 5293 IO 2.00% 3/25/51	929,492	113,494
*Fannie Mae Strips
Series 427 C21 2.00% 3/25/50	819,061	97,077
Series 427 C73 3.00% 12/25/48	523,278	85,045
Freddie Mac REMICs
*•Series 3973 SA 1.06% (6.38% minus SOFR30A) 12/15/41	118,506	11,336
Series 4793 CB 3.00% 5/15/48	144,176	125,087
Series 4793 CD 3.00% 6/15/48	96,008	83,208
Series 4813 CJ 3.00% 8/15/48	79,647	67,383
Series 4991 QV 2.00% 9/25/45	92,218	75,019
*Series 5010 IK 2.50% 9/25/50	129,602	19,027
*Series 5010 JI 2.50% 9/25/50	307,494	50,480
*Series 5013 IN 2.50% 9/25/50	78,545	12,890
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 5018 MI 2.00% 10/25/50	242,693	$32,338
*Series 5059 IB 2.50% 1/25/51	486,181	80,522
Series 5092 AP 2.00% 4/25/41	153,438	132,146
*Series 5140 NI 2.50% 5/25/49	431,349	61,249
*Series 5148 BI 2.50% 1/25/49	880,188	128,548
*Series 5148 CI 2.00% 6/25/49	449,142	55,148
*Series 5161 IO 2.00% 3/25/51	791,565	110,686
*Series 5202 IN 3.00% 1/25/47	322,621	42,511
Series 5224 HL 4.00% 4/25/52	400,000	357,438
•Freddie Mac STACR REMIC Trust
Series 2021-DNA2 M2 7.62% (SOFR30A + 2.30%) 8/25/33	237,165	241,839
Series 2021-DNA6 M2 6.82% (SOFR30A + 1.50%) 10/25/41	780,000	781,084
Series 2022-DNA2 M1A 6.62% (SOFR30A + 1.30%) 2/25/42	568,420	569,738
Series 2022-DNA3 M1B 8.22% (SOFR30A + 2.90%) 4/25/42	830,000	857,773
Series 2022-DNA4 M1B 8.67% (SOFR30A + 3.35%) 5/25/42	220,000	229,910
Series 2022-DNA5 M1B 9.82% (SOFR30A + 4.50%) 6/25/42	240,000	259,896
*•Freddie Mac Strips
Series 334 S7 0.67% (5.99% minus SOFR30A) 8/15/44	189,026	17,296
Series 353 S1 0.57% (5.89% minus SOFR30A) 12/15/46	90,294	7,954
GNMA
*•Series 2007-51 SG 1.14% (6.47% minus TSFR01M) 8/20/37	29,707	2,793
•Series 2013-107 AD 2.83% 11/16/47	108,590	98,006
*•Series 2013-50 IO 0.06% 10/16/48	1,056,315	2,758
*Series 2013-53 OI 3.50% 4/20/43	130,659	14,323
*•Series 2013-74 IO 0.51% 12/16/53	940,504	11,620
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2016-128 IO 0.86% 9/16/56	797,944	$34,325
*•Series 2016-135 SB 0.66% (5.99% minus TSFR01M) 10/16/46	142,284	16,626
*•Series 2016-21 ST 0.71% (6.04% minus TSFR01M) 2/20/46	252,746	24,603
*Series 2016-84 IG 4.50% 11/16/45	397,304	74,072
*•Series 2017-145 IO 0.50% 4/16/57	379,291	11,159
*•Series 2017-157 IO 0.52% 12/16/59	200,222	6,719
*•Series 2017-8 IO 0.45% 8/16/58	283,272	6,757
•Series 2017-H14 FK 5.00% (H15T1Y + 0.20%) 5/20/67	31,686	31,546
*•Series 2017-H22 IC 0.29% 11/20/67	251,626	8,232
•Series 2018-H13 FC 5.74% (TSFR01M + 0.41%) 7/20/68	80,188	79,559
•Series 2019-H13 FT 5.25% (H15T1Y + 0.45%) 8/20/69	28,568	28,518
Series 2020-103 AD 1.45% 1/16/63	578,335	420,524
*•Series 2020-109 AI 0.84% 5/16/60	516,774	29,602
*Series 2020-123 IL 2.50% 8/20/50	67,904	9,238
*Series 2020-123 NI 2.50% 8/20/50	289,247	39,701
*Series 2020-127 IN 2.50% 8/20/50	142,179	19,603
*Series 2020-129 IE 2.50% 9/20/50	73,957	10,122
*Series 2020-160 IH 2.50% 10/20/50	77,181	10,933
*Series 2020-160 VI 2.50% 10/20/50	73,870	10,263
*Series 2020-160 YI 2.50% 10/20/50	373,402	50,942
*Series 2020-173 MI 2.50% 11/20/50	1,652,103	223,825
*Series 2020-181 WI 2.00% 12/20/50	850,507	93,170
*•Series 2020-184 IO 0.91% 11/16/60	649,172	41,086
*Series 2020-47 MI 3.50% 4/20/50	238,660	42,056
*Series 2020-47 NI 3.50% 4/20/50	67,616	12,061
LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2020-H13 FA 5.89% (TSFR01M + 0.56%) 7/20/70	61,682	$61,014
*•Series 2021-108 0.97% 6/16/61	3,281,648	224,175
*•Series 2021-110 IO 0.87% 11/16/63	1,124,895	73,461
*•Series 2021-133 IO 0.88% 7/16/63	1,230,951	79,702
*Series 2021-138 IK 3.00% 7/20/51	815,742	114,781
*Series 2021-191 NI 3.00% 10/20/51	179,524	29,578
Series 2021-223 P 2.00% 6/20/51	329,113	283,438
*Series 2021-29 TI 2.50% 2/20/51	447,685	71,531
*•Series 2021-37 IO 0.80% 1/16/61	659,119	37,382
*•Series 2021-60 IO 0.83% 5/16/63	537,333	31,766
*•Series 2021-68 IO 0.87% 10/16/62	619,482	38,223
Series 2022-139 AL 4.00% 7/20/51	500,000	435,738
Series 2022-189 PT 2.50% 10/20/51	276,114	228,475
•Series 2022-196 BE 3.00% 10/16/64	300,000	206,599
*•Series 2022-210 IO 0.70% 7/16/64	394,266	25,323
*•Series 2022-216 IO 0.75% 7/16/65	396,244	24,341
•Series 2022-220 E 3.00% 10/16/64	200,000	149,215
*•Series 2022-3 IO 0.64% 2/16/61	1,535,730	72,494
*•Series 2022-59 IO 0.57% 2/16/62	772,054	34,545
*Series 2022-81 CI 3.00% 9/20/50	772,376	109,047
Series 2022-99 JW 2.50% 1/20/52	100,000	78,447
Series 92 AH 2.00% 6/16/64	1,299,796	978,044
*•Series 92 IA 0.61% 6/16/64	1,399,780	81,108
Seasoned Credit Risk Transfer Trust Series 2024-1 MT 3.00% 11/25/63	400,000	333,188
Total Agency Collateralized Mortgage Obligations (Cost $16,684,917)		15,459,252
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.40%
Fannie Mae-Aces
Series 2016-M11 AL 2.94% 7/25/39	33,435	$31,294
Series 2018-M15 1A2 3.70% 1/25/36	300,000	273,120
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 0.91% 8/25/26	6,111,478	108,039
Series K094 X1 0.88% 6/25/29	692,008	25,737
Series K094 XAM 1.15% 6/25/29	1,150,000	59,000
Series K095 XAM 1.24% 6/25/29	300,000	16,377
Series K101 X1 0.83% 10/25/29	296,250	11,024
Series K104 XAM 1.39% 1/25/30	600,000	40,115
Series K105 X1 1.52% 1/25/30	1,691,190	118,470
Series K110 X1 1.70% 4/25/30	1,786,018	138,651
Series K115 X1 1.32% 6/25/30	695,326	45,119
Series K116 X1 1.42% 7/25/30	1,288,200	88,071
Series K124 X1 0.72% 12/25/30	696,370	26,459
Series K128 X1 0.51% 3/25/31	1,981,221	55,648
Series K130 X1 1.04% 6/25/31	2,893,638	165,092
Series K131 X1 0.73% 7/25/31	2,393,775	102,618
Series K133 X1 0.35% 9/25/31	3,780,850	80,592
Series K142 X1 0.30% 3/25/32	1,598,593	32,023
Series K143 X1 0.34% 4/25/55	1,696,949	39,883
Series K145 X1 0.32% 6/25/55	1,795,985	40,394
Series K147 X1 0.36% 6/25/32	2,395,063	62,771
Series K148 X1 0.25% 7/25/32	4,895,110	95,694
Series K149 X1 0.26% 8/25/32	2,593,554	53,781
Series K-151 X1 0.18% 10/25/32	4,797,122	75,138
Series K-1511 X1 0.78% 3/25/34	590,708	30,141
Series K-1520 X1 0.47% 2/25/36	1,194,543	44,708
Series K-157 X1 0.25% 5/25/33	2,199,899	49,403
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K737 X1 0.63% 10/25/26	1,916,127	$23,055
Series K741 X1 0.57% 12/25/27	694,976	12,274
Series K742 X1 0.78% 3/25/28	1,491,315	29,046
Series K743 X1 0.92% 5/25/28	994,093	31,621
Series KC05 X1 1.23% 6/25/27	346,333	7,152
Total Agency Commercial Mortgage-Backed Securities (Cost $2,113,200)		2,012,510
AGENCY MORTGAGE-BACKED SECURITIES–29.68%
Fannie Mae S.F. 15 yr
2.95% 7/1/27	350,008	330,312
3.50% 4/1/32	350,546	337,141
Fannie Mae S.F. 20 yr
1.50% 11/1/41	505,981	411,881
2.00% 10/1/40	1,652,063	1,397,790
2.00% 6/1/41	78,726	66,388
2.00% 9/1/41	320,928	269,800
2.00% 10/1/41	245,622	206,432
2.00% 11/1/41	246,927	207,410
2.00% 12/1/41	756,294	635,029
2.00% 1/1/42	1,031,018	865,557
2.00% 2/1/42	424,740	356,455
2.00% 3/1/42	85,896	72,055
2.00% 4/1/42	174,428	146,259
2.00% 5/1/42	198,625	165,904
2.00% 8/1/42	298,269	251,153
2.50% 9/1/36	92,369	82,909
2.50% 3/1/38	261,382	234,525
2.50% 11/1/40	171,458	149,465
2.50% 3/1/41	148,465	129,409
2.50% 4/1/41	305,002	265,853
2.50% 5/1/41	312,731	273,193
2.50% 11/1/41	415,823	361,818
2.50% 2/1/42	245,202	213,212
2.50% 3/1/42	253,828	220,519
2.50% 4/1/42	260,604	224,586
2.50% 5/1/42	87,154	75,217
2.50% 9/1/42	93,043	80,990
3.00% 7/1/35	66,682	61,758
3.00% 2/1/36	162,161	149,684
3.00% 4/1/36	119,401	110,271
3.00% 7/1/36	271,455	250,036
3.00% 8/1/36	449,193	413,569
3.00% 10/1/36	303,984	279,458
3.00% 4/1/38	108,601	101,666
3.00% 6/1/38	138,154	127,414
3.00% 9/1/40	40,972	36,840
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.00% 1/1/41	67,097	$61,114
3.00% 3/1/42	81,275	72,864
3.00% 5/1/42	176,491	157,736
3.00% 6/1/42	266,132	237,742
3.50% 12/1/34	86,741	82,144
3.50% 1/1/35	50,884	48,177
3.50% 2/1/37	38,781	36,543
3.50% 12/1/37	35,818	33,533
3.50% 8/1/39	46,948	44,308
3.50% 2/1/40	127,749	119,268
Fannie Mae S.F. 30 yr
1.50% 1/1/51	161,501	122,040
1.50% 3/1/51	617,195	466,618
2.00% 8/1/50	63,894	51,606
2.00% 9/1/50	595,243	475,393
2.00% 10/1/50	357,247	285,489
2.00% 1/1/51	78,897	63,227
2.00% 2/1/51	1,320,260	1,064,036
2.00% 3/1/51	1,386,502	1,114,305
2.00% 4/1/51	457,376	367,449
2.00% 8/1/51	423,412	338,455
2.00% 10/1/51	470,335	379,412
2.00% 11/1/51	168,358	134,448
2.00% 1/1/52	626,569	501,172
2.00% 2/1/52	169,272	136,049
2.00% 3/1/52	468,594	375,925
2.50% 6/1/50	59,302	49,733
2.50% 10/1/50	549,946	462,336
2.50% 11/1/50	161,049	135,480
2.50% 12/1/50	68,420	57,531
2.50% 1/1/51	364,390	306,336
2.50% 2/1/51	111,874	94,324
2.50% 3/1/51	72,854	61,430
2.50% 5/1/51	216,090	182,449
2.50% 6/1/51	905,132	756,315
2.50% 7/1/51	399,016	336,420
2.50% 8/1/51	810,047	676,690
2.50% 9/1/51	241,591	203,345
2.50% 10/1/51	644,529	541,237
2.50% 11/1/51	76,126	64,060
2.50% 1/1/52	669,872	563,647
2.50% 2/1/52	1,218,364	1,020,820
2.50% 3/1/52	267,158	224,051
2.50% 7/1/61	1,088,903	871,184
2.50% 9/1/61	347,113	277,708
3.00% 6/1/43	17,381	15,517
3.00% 7/1/43	57,480	51,317
3.00% 10/1/43	47,299	42,233
3.00% 1/1/45	79,832	71,283
3.00% 10/1/46	184,690	162,770
3.00% 12/1/46	107,076	94,527
3.00% 1/1/47	1,480,409	1,313,257
3.00% 2/1/47	573,898	509,850
3.00% 11/1/48	82,014	73,231
LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 4/1/50	352,512	$308,606
3.00% 10/1/50	141,764	124,561
3.00% 11/1/50	361,917	314,483
3.00% 6/1/51	71,111	62,681
3.00% 8/1/51	367,538	323,466
3.00% 10/1/51	74,846	65,528
3.00% 11/1/51	805,619	704,099
3.00% 12/1/51	164,257	144,286
3.00% 1/1/52	1,693,870	1,470,296
3.00% 2/1/52	173,003	150,957
3.00% 3/1/52	1,600,115	1,398,879
3.00% 4/1/52	349,832	303,192
3.50% 12/1/42	28,895	26,570
3.50% 3/1/43	199,464	184,079
3.50% 11/1/44	1,847,181	1,690,075
3.50% 12/1/46	235,712	216,839
3.50% 12/1/47	510,712	465,677
3.50% 11/1/48	2,281,648	2,081,447
3.50% 12/1/51	80,268	72,911
3.50% 1/1/52	167,825	152,407
3.50% 3/1/52	86,849	77,780
3.50% 4/1/52	700,606	627,412
3.50% 5/1/52	1,044,810	945,836
3.50% 6/1/52	542,831	486,114
4.00% 11/1/42	156,626	148,413
4.00% 4/1/44	313,590	296,592
4.00% 10/1/44	1,719,499	1,629,307
4.00% 12/1/44	90,120	85,285
4.00% 2/1/47	45,131	42,750
4.00% 5/1/47	223,503	211,116
4.00% 10/1/48	139,948	131,597
4.00% 1/1/49	164,875	155,676
4.00% 4/1/52	603,995	565,319
4.00% 8/1/56	1,116,556	1,036,016
4.00% 6/1/57	240,175	224,792
4.27% 10/1/32	97,940	95,018
4.50% 6/1/39	138,307	135,640
4.50% 10/1/43	163,013	159,872
4.50% 3/1/46	214,584	209,385
4.50% 6/1/48	72,766	70,830
4.50% 7/1/48	108,440	105,173
4.50% 8/1/48	170,619	165,479
4.50% 11/1/48	98,729	95,755
4.50% 7/1/49	58,051	56,068
4.50% 9/1/49	530,167	514,211
4.50% 1/1/50	837,467	821,315
4.50% 3/1/50	88,564	86,418
4.50% 5/1/50	109,394	105,256
4.50% 9/1/51	66,847	64,404
4.50% 9/1/52	272,286	260,234
4.50% 11/1/52	187,961	179,050
4.50% 1/1/53	185,244	176,481
4.50% 3/1/53	189,000	180,052
4.50% 9/1/57	306,353	293,985
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 8/1/58	308,604	$296,150
4.50% 1/1/59	41,367	39,390
5.00% 9/1/48	179,156	179,738
5.00% 9/1/49	246,600	245,576
5.00% 6/1/52	171,706	169,331
5.00% 7/1/52	427,386	425,121
5.00% 10/1/52	184,724	180,626
5.00% 11/1/52	261,211	254,911
5.00% 1/1/53	94,616	92,544
5.00% 2/1/53	187,314	183,442
5.00% 4/1/53	89,505	87,544
5.50% 6/1/41	53,818	54,939
5.50% 5/1/44	785,589	801,939
5.50% 2/1/53	92,820	92,639
5.50% 4/1/53	376,112	375,348
5.50% 5/1/53	379,604	379,874
5.50% 8/1/53	295,747	296,366
5.50% 9/1/53	1,924,349	1,918,483
6.00% 10/1/39	90,725	93,526
6.00% 7/1/41	170,541	176,683
6.00% 1/1/53	85,204	86,439
6.00% 5/1/53	278,979	283,269
6.00% 6/1/53	1,797,055	1,832,180
6.00% 7/1/53	565,778	573,927
6.50% 11/1/52	86,463	89,295
6.50% 1/1/53	531,296	548,702
6.50% 2/1/53	83,625	86,048
6.50% 12/1/53	285,444	293,386
6.50% 3/1/54	298,837	307,145
Fannie Mae S.F. 30 yr TBA
2.50% 4/1/54	2,800,000	2,314,089
3.00% 4/1/54	1,900,000	1,634,401
3.50% 4/1/54	700,000	626,414
4.50% 4/1/54	1,400,000	1,333,111
5.00% 4/1/54	2,100,000	2,048,893
6.50% 4/1/54	100,000	102,162
•Freddie Mac ARM
2.88% (RFUCCT1Y + 1.62%) 11/1/47	261,675	253,049
3.01% (RFUCCT1Y + 1.63%) 11/1/48	701,577	660,474
3.10% (RFUCCT1Y + 1.62%) 2/1/50	401,092	378,650
Freddie Mac S.F. 15 yr
3.00% 9/1/32	34,643	32,764
3.00% 10/1/32	18,078	17,076
3.00% 10/1/33	14,036	13,215
Freddie Mac S.F. 20 yr
1.50% 11/1/40	717,283	589,733
1.50% 5/1/41	796,996	652,993
1.50% 7/1/41	569,555	465,054
1.50% 10/1/41	801,323	652,553
1.50% 11/1/41	84,307	68,620
2.00% 9/1/40	118,968	100,724
2.00% 10/1/40	342,357	289,712
LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr (continued)
2.00% 6/1/41	77,703	$65,511
2.00% 7/1/41	307,025	259,043
2.00% 8/1/41	240,491	202,458
2.00% 9/1/41	884,589	743,950
2.00% 10/1/41	409,225	343,956
2.00% 11/1/41	240,432	203,275
2.00% 12/1/41	600,194	503,974
2.00% 1/1/42	1,318,774	1,107,058
2.00% 2/1/42	512,943	430,379
2.00% 4/1/42	912,759	768,088
2.50% 3/1/42	171,144	148,604
3.00% 7/1/42	177,148	158,193
3.00% 9/1/42	270,144	240,973
3.50% 1/1/38	273,160	256,212
Freddie Mac S.F. 30 yr
1.50% 2/1/51	161,776	122,371
1.50% 3/1/52	183,467	138,205
2.00% 11/1/50	369,742	297,426
2.00% 2/1/51	930,979	751,284
2.00% 3/1/51	447,777	361,081
2.00% 4/1/51	135,933	110,403
2.00% 5/1/51	1,025,383	823,394
2.00% 6/1/51	245,957	197,421
2.00% 11/1/51	89,984	72,090
2.00% 2/1/52	989	792
2.50% 7/1/50	383,344	323,151
2.50% 10/1/50	333,922	281,894
2.50% 11/1/50	974,727	822,656
2.50% 12/1/50	1,043,027	878,501
2.50% 2/1/51	353,568	298,846
2.50% 7/1/51	81,928	68,965
2.50% 8/1/51	816,873	686,942
2.50% 9/1/51	85,372	71,665
2.50% 11/1/51	1,909,923	1,608,419
2.50% 1/1/52	3,595,254	3,012,725
2.50% 2/1/52	344,296	289,613
2.50% 4/1/52	2,172,756	1,821,974
3.00% 1/1/47	527,952	466,282
3.00% 9/1/49	89,046	78,294
3.00% 11/1/49	88,625	77,800
3.00% 6/1/50	322,812	279,361
3.00% 8/1/50	1,604,071	1,400,692
3.00% 6/1/51	144,442	126,291
3.00% 10/1/51	87,238	76,218
3.00% 11/1/51	46,726	40,411
3.00% 1/1/52	82,872	72,396
3.00% 2/1/52	90,387	78,000
3.00% 3/1/52	175,941	151,545
3.00% 4/1/52	352,572	304,525
3.50% 12/1/50	279,816	253,321
3.50% 1/1/52	82,599	74,231
3.50% 6/1/52	339,540	304,718
4.00% 7/1/49	1,072,300	1,010,059
4.00% 7/1/50	90,726	85,893
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 4/1/52	1,207,649	$1,127,192
4.00% 2/1/53	460,284	431,794
4.50% 10/1/35	33,731	32,999
4.50% 3/1/47	87,743	85,834
4.50% 1/1/51	164,680	159,294
4.50% 7/1/52	275,460	263,919
4.50% 9/1/52	90,536	86,245
4.50% 10/1/52	19,090	18,184
4.50% 11/1/52	649,694	620,706
4.50% 12/1/52	184,699	175,961
5.00% 7/1/52	676,076	662,730
5.00% 11/1/52	91,832	90,125
5.00% 12/1/52	91,657	89,719
5.00% 1/1/53	271,298	265,468
5.00% 3/1/53	278,426	273,772
5.00% 4/1/53	1,144,006	1,124,736
5.50% 12/1/52	93,020	92,755
5.50% 1/1/53	89,099	88,890
5.50% 3/1/53	186,442	186,481
5.50% 4/1/53	284,212	283,277
5.50% 5/1/53	374,150	374,239
5.50% 6/1/53	279,505	278,959
5.50% 7/1/53	193,035	193,340
5.50% 8/1/53	571,573	570,034
5.50% 9/1/53	195,346	195,313
6.00% 12/1/52	425,118	432,230
6.50% 1/1/53	151,968	155,850
6.50% 2/1/53	271,435	279,176
6.50% 4/1/53	171,611	176,111
6.50% 5/1/53	366,142	378,576
GNMA I S.F. 30 yr
3.00% 9/15/42	101,591	91,781
3.00% 10/15/42	13,738	12,411
3.50% 5/15/50	79,565	73,781
GNMA II S.F. 30 yr
2.00% 8/20/50	120,221	98,666
2.00% 10/20/50	1,544,581	1,266,519
2.00% 12/20/50	1,780,299	1,456,819
2.00% 1/20/51	1,717,542	1,408,181
2.00% 2/20/51	2,653,821	2,174,786
2.00% 3/20/51	673,264	539,197
2.50% 10/20/49	214,779	184,162
2.50% 12/20/50	215,550	181,462
2.50% 1/20/51	118,339	100,965
2.50% 2/20/51	1,056,815	901,661
2.50% 4/20/51	1,357,734	1,157,501
2.50% 5/20/51	70,088	59,076
2.50% 6/20/51	79,949	67,341
2.50% 7/20/51	619,733	527,420
2.50% 8/20/51	1,489,914	1,268,331
2.50% 9/20/51	1,594,836	1,359,189
2.50% 10/20/51	737,898	621,523
2.50% 11/20/51	84,954	71,556
2.50% 12/20/51	668,301	564,155
LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 1/20/46	14,547	$13,036
3.00% 8/20/46	94,496	84,495
3.00% 11/20/46	51,493	46,030
3.00% 2/20/47	19,623	17,542
3.00% 9/20/47	66,210	59,113
3.00% 2/20/48	4,289	3,826
3.00% 1/20/50	234,705	207,361
3.00% 3/20/50	180,248	154,681
3.00% 2/20/51	2,160,867	1,908,704
3.00% 11/20/51	251,895	223,098
3.00% 2/20/52	680,103	601,719
3.00% 3/20/52	1,328,543	1,162,670
3.00% 4/20/52	662,531	570,720
3.50% 4/20/45	55,399	51,328
3.50% 11/20/45	61,877	57,197
3.50% 1/20/46	36,961	34,161
3.50% 3/20/46	172,001	158,183
3.50% 4/20/46	105,181	97,199
3.50% 5/20/46	39,839	36,813
3.50% 6/20/46	67,987	62,812
3.50% 7/20/46	41,163	38,027
3.50% 9/20/46	15,027	13,819
3.50% 9/20/47	593,606	546,660
3.50% 10/20/47	98,564	90,338
3.50% 2/20/48	357,050	325,737
3.50% 9/20/48	1,629,773	1,500,521
3.50% 10/20/48	27,303	25,123
3.50% 11/20/48	341,579	314,277
3.50% 10/20/49	27,474	25,159
3.50% 2/20/50	27,703	25,201
3.50% 3/20/52	90,519	81,449
3.50% 6/20/52	89,478	80,292
4.00% 10/20/44	7,980	7,661
4.00% 8/20/46	143,993	136,705
4.00% 2/20/47	45,442	43,144
4.00% 6/20/47	349,680	332,195
4.00% 9/20/47	220,950	209,512
4.00% 11/20/47	107,276	101,975
4.00% 12/20/47	53,187	50,453
4.00% 2/20/48	151,033	141,757
4.00% 3/20/48	479,520	454,498
4.00% 4/20/48	29,735	28,168
4.00% 5/20/48	53,088	50,274
4.00% 8/20/48	138,256	130,436
4.00% 9/20/48	34,692	32,832
4.00% 2/20/49	262,153	248,342
4.00% 3/20/49	80,897	76,485
4.00% 4/20/49	67,786	64,089
4.00% 10/20/49	28,898	27,365
4.00% 11/20/49	201,510	188,515
4.00% 1/20/50	34,625	33,145
4.00% 2/20/50	156,390	148,146
4.00% 4/20/50	88,552	83,184
4.00% 6/20/52	180,043	169,121
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 7/20/32	316	$308
4.50% 6/20/34	669	660
4.50% 2/20/40	2,286	2,254
4.50% 8/20/45	3,069	3,028
4.50% 8/20/47	62,999	61,495
4.50% 4/20/48	102,294	99,645
4.50% 5/20/48	8,941	8,705
4.50% 6/20/48	130,334	126,886
4.50% 8/20/48	473,502	460,876
4.50% 10/20/48	92,871	90,385
4.50% 12/20/48	170,279	165,712
4.50% 1/20/49	189,294	184,199
4.50% 2/20/49	166,552	162,060
4.50% 3/20/49	343,126	333,890
4.50% 2/20/50	262,667	255,587
4.50% 3/20/50	34,143	33,216
4.50% 5/20/50	379,626	368,612
4.50% 11/20/50	183,240	176,202
4.50% 12/20/50	33,680	32,776
4.50% 8/20/52	274,309	263,696
4.50% 9/20/52	363,339	350,852
5.00% 5/20/48	36,009	35,916
5.00% 6/20/48	27,623	27,526
5.00% 9/20/48	45,777	45,561
5.00% 10/20/48	186,947	186,378
5.00% 11/20/48	86,750	86,571
5.00% 12/20/48	124,979	124,464
5.00% 1/20/49	133,034	132,281
5.00% 4/20/49	80,158	79,704
5.00% 9/20/49	74,011	73,809
5.00% 11/20/49	46,635	46,508
5.00% 1/20/50	70,109	69,874
5.00% 8/20/52	1,983,215	1,951,503
5.00% 9/20/52	186,094	185,220
5.00% 10/20/52	274,959	270,573
5.00% 11/20/52	463,792	456,119
5.00% 12/20/52	837,500	823,373
5.00% 1/20/53	277,542	274,773
5.00% 5/20/53	189,984	186,975
5.00% 8/20/53	386,552	381,220
5.50% 11/20/52	181,699	181,580
5.50% 2/20/53	190,148	191,766
5.50% 3/20/53	758,398	762,927
5.50% 5/20/53	683,180	687,529
5.50% 7/20/53	193,881	195,951
5.50% 8/20/53	786,401	794,069
6.00% 7/20/53	96,738	97,773
6.00% 1/20/54	2,468,241	2,507,258
6.50% 9/20/53	194,609	198,443
6.50% 11/20/53	99,614	102,229
6.50% 1/20/54	399,552	408,272
GNMA II S.F. 30 yr TBA
4.00% 4/20/54	600,000	561,413
4.50% 4/20/54	900,000	864,746
LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
5.00% 4/20/54	2,300,000	$2,260,341
5.50% 4/20/54	1,700,000	1,698,403
Total Agency Mortgage-Backed Securities (Cost $155,499,507)		147,167,316
CORPORATE BONDS–32.51%
Aerospace & Defense–1.12%
Boeing Co.
2.70% 2/1/27	50,000	46,055
2.80% 3/1/27	80,000	73,874
3.10% 5/1/26	60,000	56,939
3.20% 3/1/29	260,000	232,270
3.25% 2/1/35	420,000	330,490
3.75% 2/1/50	30,000	20,869
4.88% 5/1/25	790,000	781,224
5.15% 5/1/30	80,000	77,401
5.71% 5/1/40	160,000	153,143
General Dynamics Corp.
4.25% 4/1/40	10,000	9,066
4.25% 4/1/50	160,000	139,353
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	133,833
Lockheed Martin Corp.
4.15% 6/15/53	500,000	421,758
4.50% 5/15/36	200,000	189,949
5.20% 2/15/64	90,000	88,991
Northrop Grumman Corp.
2.93% 1/15/25	380,000	372,913
3.25% 1/15/28	160,000	151,188
5.25% 5/1/50	1,060,000	1,039,784
RTX Corp.
2.25% 7/1/30	180,000	153,672
3.13% 7/1/50	480,000	327,601
3.95% 8/16/25	230,000	226,218
4.13% 11/16/28	310,000	299,858
6.00% 3/15/31	220,000	231,266
		5,557,715
Agriculture–0.65%
Altria Group, Inc.
2.35% 5/6/25	50,000	48,389
2.45% 2/4/32	410,000	332,703
3.40% 2/4/41	190,000	139,382
4.80% 2/14/29	27,000	26,735
5.80% 2/14/39	130,000	131,731
5.95% 2/14/49	160,000	162,837
6.20% 2/14/59	158,000	163,084
6.88% 11/1/33	650,000	707,110
BAT Capital Corp.
3.56% 8/15/27	185,000	175,185
3.73% 9/25/40	180,000	133,394
4.54% 8/15/47	270,000	208,464
Philip Morris International, Inc.
2.10% 5/1/30	250,000	212,412
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. (continued)
4.50% 3/20/42	560,000	$489,263
4.88% 2/13/29	130,000	129,172
5.13% 2/13/31	30,000	29,803
5.25% 2/13/34	100,000	99,114
Reynolds American, Inc. 5.85% 8/15/45	50,000	46,377
		3,235,155
Airlines–0.14%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	215,838	213,643
4.75% 10/20/28	500,000	489,028
		702,671
Apparel–0.10%
NIKE, Inc.
2.75% 3/27/27	100,000	94,683
2.85% 3/27/30	380,000	343,353
3.25% 3/27/40	100,000	80,511
		518,547
Auto Manufacturers–0.11%
BMW U.S. Capital LLC 2.80% 4/11/26	154,000	147,318
Ford Motor Co. 6.10% 8/19/32	270,000	273,595
General Motors Co.
5.60% 10/15/32	70,000	70,841
6.75% 4/1/46	41,000	44,276
		536,030
Banks–9.96%
Banco Santander SA 2.75% 5/28/25	1,000,000	966,733
Bank of America Corp.
μ1.32% 6/19/26	560,000	532,314
μ1.90% 7/23/31	410,000	336,502
μ2.57% 10/20/32	670,000	555,847
μ2.59% 4/29/31	240,000	206,915
μ2.97% 2/4/33	1,070,000	909,971
μ3.59% 7/21/28	890,000	845,926
μ3.97% 3/5/29	480,000	458,827
μ3.97% 2/7/30	280,000	265,340
μ4.08% 3/20/51	1,160,000	951,230
4.25% 10/22/26	810,000	792,063
μ4.33% 3/15/50	230,000	197,972
4.45% 3/3/26	1,221,000	1,202,685
5.00% 1/21/44	520,000	503,251
Bank of Montreal
1.85% 5/1/25	400,000	385,205
μ3.80% 12/15/32	70,000	65,300
Bank of New York Mellon Corp. 1.60% 4/24/25	120,000	115,416
LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia
1.30% 6/11/25	210,000	$200,242
3.45% 4/11/25	510,000	499,886
μ4.59% 5/4/37	180,000	163,168
μBarclays PLC 4.97% 5/16/29	450,000	441,010
BNP Paribas SA
μ2.22% 6/9/26	260,000	249,991
3.38% 1/9/25	200,000	196,701
4.40% 8/14/28	430,000	416,694
μ5.13% 1/13/29	850,000	848,445
μ5.20% 1/10/30	300,000	298,322
μ5.89% 12/5/34	590,000	616,897
BPCE SA 5.15% 7/21/24	200,000	199,157
Citigroup, Inc.
μ2.52% 11/3/32	240,000	196,818
μ2.57% 6/3/31	1,010,000	863,040
μ3.11% 4/8/26	160,000	155,950
3.30% 4/27/25	970,000	949,011
μ3.79% 3/17/33	390,000	348,366
4.45% 9/29/27	2,380,000	2,315,253
4.65% 7/23/48	490,000	443,368
μ4.66% 5/24/28	90,000	88,638
4.75% 5/18/46	150,000	133,203
μ4.91% 5/24/33	620,000	597,722
8.13% 7/15/39	10,000	12,796
Cooperatieve Rabobank UA
μ3.65% 4/6/28	250,000	237,986
μ3.76% 4/6/33	250,000	223,014
4.38% 8/4/25	860,000	845,046
μCredit Agricole SA 1.91% 6/16/26	250,000	239,001
Credit Suisse AG
2.95% 4/9/25	250,000	243,391
4.75% 8/9/24	250,000	249,087
5.00% 7/9/27	490,000	485,534
7.50% 2/15/28	820,000	884,196
7.95% 1/9/25	660,000	670,942
μDanske Bank AS 0.98% 9/10/25	320,000	312,881
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	350,000	291,207
μ2.91% 7/21/42	180,000	129,425
μ3.21% 4/22/42	80,000	60,156
3.50% 4/1/25	150,000	147,160
3.50% 11/16/26	840,000	805,908
μ3.62% 3/15/28	90,000	86,088
μ3.69% 6/5/28	720,000	688,903
μ4.22% 5/1/29	560,000	539,019
4.25% 10/21/25	500,000	490,602
4.75% 10/21/45	260,000	239,536
5.15% 5/22/45	190,000	183,701
6.25% 2/1/41	400,000	435,547
6.75% 10/1/37	180,000	196,657
HSBC Holdings PLC
μ3.97% 5/22/30	540,000	504,674
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
μ4.04% 3/13/28	630,000	$607,329
4.30% 3/8/26	200,000	196,309
JPMorgan Chase & Co.
μ2.08% 4/22/26	380,000	366,154
μ2.52% 4/22/31	970,000	838,353
μ2.55% 11/8/32	740,000	615,759
μ3.11% 4/22/51	240,000	166,751
3.63% 12/1/27	130,000	123,787
μ4.20% 7/23/29	290,000	279,582
4.25% 10/1/27	1,148,000	1,121,968
μ4.45% 12/5/29	460,000	448,435
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	333,280
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	200,000	196,484
4.08% 4/19/28	200,000	194,200
μMorgan Stanley
2.19% 4/28/26	530,000	511,318
2.70% 1/22/31	540,000	471,790
3.62% 4/1/31	1,110,000	1,018,007
3.77% 1/24/29	390,000	371,231
4.43% 1/23/30	20,000	19,368
National Securities Clearing Corp. 1.50% 4/23/25	250,000	240,830
μNatWest Group PLC 4.89% 5/18/29	200,000	195,758
PNC Bank NA 3.88% 4/10/25	250,000	245,726
μPNC Financial Services Group, Inc.
5.58% 6/12/29	370,000	374,507
5.81% 6/12/26	130,000	130,433
Royal Bank of Canada
1.15% 6/10/25	200,000	190,777
3.88% 5/4/32	600,000	554,492
5.15% 2/1/34	220,000	220,212
Toronto-Dominion Bank
1.15% 6/12/25	200,000	190,503
4.46% 6/8/32	370,000	354,343
μTruist Financial Corp. 6.05% 6/8/27	250,000	253,374
U.S. Bancorp
1.45% 5/12/25	460,000	441,001
μ2.22% 1/27/28	40,000	36,896
μ5.78% 6/12/29	270,000	274,712
μ5.84% 6/12/34	100,000	101,925
UBS Group AG
μ3.09% 5/14/32	270,000	229,654
4.13% 4/15/26	286,000	278,404
μ4.19% 4/1/31	400,000	371,398
4.25% 3/23/28	890,000	858,144
μ4.49% 5/12/26	200,000	197,148
4.55% 4/17/26	271,000	266,653
LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (continued)
μ4.75% 5/12/28	410,000	$401,742
μ9.02% 11/15/33	250,000	303,337
Wells Fargo & Co.
μ2.19% 4/30/26	680,000	654,860
μ2.39% 6/2/28	230,000	210,520
μ2.88% 10/30/30	430,000	380,117
3.00% 10/23/26	330,000	312,390
μ3.35% 3/2/33	340,000	294,993
4.15% 1/24/29	410,000	395,099
4.30% 7/22/27	204,000	198,708
4.40% 6/14/46	610,000	507,573
μ4.48% 4/4/31	390,000	373,431
4.65% 11/4/44	10,000	8,738
4.75% 12/7/46	580,000	508,779
4.90% 11/17/45	360,000	323,858
μ5.01% 4/4/51	2,030,000	1,905,925
		49,382,901
Beverages–0.53%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	810,000	769,751
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	633,403
4.35% 6/1/40	260,000	235,356
4.75% 1/23/29	120,000	119,965
5.55% 1/23/49	510,000	531,745
Constellation Brands, Inc.
2.25% 8/1/31	30,000	24,779
3.60% 5/9/24	110,000	109,739
4.35% 5/9/27	160,000	156,659
PepsiCo, Inc.
1.63% 5/1/30	50,000	41,977
2.63% 3/19/27	20,000	18,852
		2,642,226
Biotechnology–0.03%
Gilead Sciences, Inc. 4.75% 3/1/46	160,000	146,945
		146,945
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	20,000	14,906
		14,906
Chemicals–0.43%
MEGlobal BV
2.63% 4/28/28	770,000	685,300
4.25% 11/3/26	510,000	489,959
OCP SA 4.50% 10/22/25	297,000	289,575
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	390,000	$358,178
2.88% 5/11/31	370,000	307,677
		2,130,689
Commercial Services–0.33%
Cintas Corp. No. 2
3.70% 4/1/27	160,000	155,431
4.00% 5/1/32	100,000	94,330
DP World Ltd.
4.70% 9/30/49	330,000	272,637
5.63% 9/25/48	970,000	921,735
PayPal Holdings, Inc.
2.30% 6/1/30	120,000	103,504
4.40% 6/1/32	70,000	67,785
		1,615,422
Cosmetics & Personal Care–0.17%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	239,244
3.63% 3/24/32	250,000	225,302
Kenvue, Inc. 4.90% 3/22/33	290,000	289,755
Procter & Gamble Co. 3.00% 3/25/30	120,000	110,471
		864,772
Diversified Financial Services–1.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	343,604
3.00% 10/29/28	770,000	696,712
3.30% 1/30/32	420,000	360,216
Air Lease Corp.
3.38% 7/1/25	130,000	126,686
5.30% 2/1/28	230,000	230,125
American Express Co.
2.50% 7/30/24	980,000	969,949
3.38% 5/3/24	140,000	139,701
4.05% 5/3/29	250,000	242,478
Charles Schwab Corp.
5.88% 8/24/26	540,000	549,000
μ6.14% 8/24/34	110,000	114,751
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	77,575
Mastercard, Inc. 3.85% 3/26/50	660,000	546,119
Visa, Inc. 4.30% 12/14/45	610,000	550,135
		4,947,051
Electric–0.65%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	66,229
LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	$65,340
Comision Federal de Electricidad 3.88% 7/26/33	220,000	179,729
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	73,689
3.95% 4/1/50	60,000	48,714
Duke Energy Corp. 3.15% 8/15/27	80,000	75,286
FirstEnergy Corp.
1.60% 1/15/26	80,000	74,417
4.15% 7/15/27	510,000	489,136
MidAmerican Energy Co. 3.65% 4/15/29	260,000	247,283
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	192,330
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	45,018
2.50% 2/1/31	110,000	91,474
3.30% 8/1/40	230,000	168,390
3.50% 8/1/50	50,000	34,163
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	298,648
5.45% 5/21/28	200,000	200,351
6.15% 5/21/48	890,000	900,784
		3,250,981
Electrical Components & Equipment–0.05%
Emerson Electric Co. 2.80% 12/21/51	350,000	229,208
		229,208
Electronics–0.08%
Honeywell International, Inc. 5.00% 3/1/35	400,000	401,502
		401,502
Entertainment–0.16%
Warnermedia Holdings, Inc.
3.76% 3/15/27	100,000	95,433
4.05% 3/15/29	130,000	121,696
4.28% 3/15/32	290,000	259,039
5.05% 3/15/42	50,000	42,975
5.14% 3/15/52	90,000	74,700
6.41% 3/15/26	210,000	210,003
		803,846
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.05%
Waste Connections, Inc. 5.00% 3/1/34	240,000	$237,686
		237,686
Food–0.16%
Mars, Inc.
2.38% 7/16/40	300,000	209,116
2.70% 4/1/25	80,000	78,025
3.20% 4/1/30	250,000	227,451
Mondelez International, Inc. 1.50% 5/4/25	270,000	258,878
		773,470
Forest Products & Paper–0.32%
Suzano Austria GmbH 6.00% 1/15/29	1,580,000	1,587,965
		1,587,965
Health Care Products–0.32%
Abbott Laboratories 4.75% 11/30/36	160,000	158,687
Medtronic, Inc. 4.63% 3/15/45	34,000	31,930
Solventum Corp.
5.40% 3/1/29	310,000	310,625
5.45% 3/13/31	310,000	309,199
5.60% 3/23/34	430,000	431,406
5.90% 4/30/54	340,000	339,163
		1,581,010
Health Care Services–0.66%
Aetna, Inc. 3.88% 8/15/47	110,000	83,920
Elevance Health, Inc.
3.35% 12/1/24	100,000	98,578
3.65% 12/1/27	100,000	95,667
4.10% 5/15/32	190,000	177,902
4.55% 5/15/52	160,000	140,023
Humana, Inc.
3.13% 8/15/29	260,000	236,056
3.70% 3/23/29	420,000	395,232
3.95% 3/15/27	290,000	280,805
4.50% 4/1/25	40,000	39,604
4.80% 3/15/47	10,000	8,773
Roche Holdings, Inc. 2.61% 12/13/51	300,000	190,934
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	65,589
2.00% 5/15/30	230,000	195,474
2.30% 5/15/31	40,000	33,886
2.90% 5/15/50	120,000	80,995
3.13% 5/15/60	20,000	13,152
3.70% 8/15/49	560,000	439,070
3.88% 12/15/28	70,000	67,513
3.88% 8/15/59	160,000	123,863
4.00% 5/15/29	200,000	193,406
4.20% 5/15/32	240,000	228,085
LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.25% 6/15/48	50,000	$43,175
4.45% 12/15/48	40,000	35,602
		3,267,304
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	60,000	54,978
		54,978
Housewares–0.02%
Newell Brands, Inc. 5.70% 4/1/26	110,000	108,039
		108,039
Insurance–0.32%
Aon North America, Inc. 5.45% 3/1/34	540,000	546,233
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	250,297
Chubb INA Holdings, Inc. 3.35% 5/3/26	140,000	135,238
Guardian Life Global Funding 1.10% 6/23/25	80,000	76,102
MetLife, Inc. 6.40% 12/15/66	380,000	389,106
New York Life Global Funding 0.95% 6/24/25	140,000	132,883
Principal Life Global Funding II 1.25% 6/23/25	70,000	66,618
		1,596,477
Internet–0.82%
Alphabet, Inc.
1.10% 8/15/30	360,000	294,793
1.90% 8/15/40	150,000	100,760
Amazon.com, Inc.
1.50% 6/3/30	340,000	283,737
2.10% 5/12/31	230,000	195,050
2.50% 6/3/50	1,750,000	1,116,902
3.15% 8/22/27	330,000	314,520
3.30% 4/13/27	70,000	67,328
3.45% 4/13/29	140,000	133,621
3.60% 4/13/32	590,000	549,476
3.88% 8/22/37	120,000	108,328
4.25% 8/22/57	50,000	43,527
4.95% 12/5/44	150,000	150,176
Prosus NV
3.68% 1/21/30	200,000	175,557
4.03% 8/3/50	850,000	541,344
		4,075,119
Iron & Steel–0.33%
Vale Overseas Ltd.
6.25% 8/10/26	1,100,000	1,117,095
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Vale Overseas Ltd. (continued)
6.88% 11/21/36	480,000	$513,033
		1,630,128
Lodging–0.25%
Las Vegas Sands Corp. 3.20% 8/8/24	410,000	405,497
Sands China Ltd.
4.63% 6/18/30	600,000	550,274
5.13% 8/8/25	270,000	266,353
		1,222,124
Machinery Diversified–0.06%
Deere & Co.
3.10% 4/15/30	150,000	136,996
3.75% 4/15/50	100,000	82,756
Otis Worldwide Corp. 2.06% 4/5/25	100,000	96,691
		316,443
Media–1.58%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	60,051
4.20% 3/15/28	420,000	395,862
4.40% 4/1/33	540,000	478,556
4.80% 3/1/50	230,000	170,249
4.91% 7/23/25	751,000	741,860
5.05% 3/30/29	410,000	395,331
5.13% 7/1/49	370,000	286,696
5.38% 4/1/38	400,000	347,474
5.38% 5/1/47	200,000	161,153
5.50% 4/1/63	150,000	117,635
6.48% 10/23/45	290,000	268,779
Comcast Corp.
2.80% 1/15/51	290,000	185,549
2.89% 11/1/51	320,000	207,720
2.94% 11/1/56	54,000	33,999
3.15% 3/1/26	266,000	257,544
3.25% 11/1/39	30,000	23,511
3.40% 4/1/30	180,000	166,460
3.40% 7/15/46	20,000	14,932
3.45% 2/1/50	120,000	87,753
3.75% 4/1/40	100,000	83,124
3.97% 11/1/47	350,000	281,329
4.00% 8/15/47	40,000	32,439
4.00% 3/1/48	30,000	24,348
4.00% 11/1/49	30,000	24,289
4.05% 11/1/52	590,000	474,683
4.15% 10/15/28	730,000	712,484
4.25% 10/15/30	570,000	550,647
4.95% 10/15/58	30,000	28,083
LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Fox Corp.
5.48% 1/25/39	710,000	$675,691
6.50% 10/13/33	220,000	233,020
Time Warner Cable LLC
6.55% 5/1/37	60,000	56,716
7.30% 7/1/38	120,000	121,219
Walt Disney Co. 6.65% 11/15/37	110,000	126,425
		7,825,611
Mining–0.60%
Anglo American Capital PLC
3.63% 9/11/24	260,000	257,014
4.00% 9/11/27	220,000	209,943
Barrick North America Finance LLC 5.70% 5/30/41	330,000	338,018
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	220,000	211,809
Freeport-McMoRan, Inc.
5.40% 11/14/34	80,000	79,029
5.45% 3/15/43	70,000	67,016
Glencore Funding LLC
3.88% 10/27/27	30,000	28,617
4.00% 3/27/27	130,000	125,669
4.63% 4/29/24	330,000	329,615
Southern Copper Corp. 5.25% 11/8/42	1,390,000	1,317,416
		2,964,146
Miscellaneous Manufacturing–0.13%
3M Co.
2.38% 8/26/29	410,000	359,455
3.70% 4/15/50	70,000	51,706
Eaton Corp. 4.15% 11/2/42	250,000	219,248
		630,409
Oil & Gas–3.17%
Apache Corp.
4.75% 4/15/43	600,000	473,014
6.00% 1/15/37	533,000	530,105
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	45,310
2.94% 6/4/51	50,000	33,381
3.00% 2/24/50	440,000	300,176
3.41% 2/11/26	50,000	48,606
3.63% 4/6/30	140,000	131,869
Chevron Corp.
2.00% 5/11/27	60,000	55,470
3.08% 5/11/50	150,000	107,710
Chevron USA, Inc.
3.25% 10/15/29	490,000	458,673
3.85% 1/15/28	160,000	156,361
Continental Resources, Inc.
3.80% 6/1/24	150,000	149,397
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources, Inc. (continued)
4.38% 1/15/28	480,000	$463,850
4.90% 6/1/44	70,000	58,178
5.75% 1/15/31	10,000	9,940
Coterra Energy, Inc.
3.90% 5/15/27	300,000	288,745
4.38% 3/15/29	850,000	818,288
Devon Energy Corp.
4.50% 1/15/30	195,000	187,952
4.75% 5/15/42	50,000	43,519
5.00% 6/15/45	875,000	776,374
5.60% 7/15/41	297,000	286,266
5.85% 12/15/25	180,000	180,977
Diamondback Energy, Inc.
3.13% 3/24/31	360,000	318,926
3.25% 12/1/26	110,000	105,449
3.50% 12/1/29	440,000	407,017
Ecopetrol SA 5.88% 5/28/45	970,000	724,378
EOG Resources, Inc.
3.90% 4/1/35	510,000	464,374
4.38% 4/15/30	290,000	283,696
4.95% 4/15/50	400,000	380,502
EQT Corp. 7.00% 2/1/30	220,000	233,738
Exxon Mobil Corp.
2.44% 8/16/29	290,000	260,365
3.45% 4/15/51	180,000	136,365
3.48% 3/19/30	220,000	207,362
4.11% 3/1/46	180,000	155,249
4.33% 3/19/50	30,000	26,547
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	245,011
5.75% 4/19/47	650,000	563,875
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	187,126
3.50% 8/15/29	120,000	108,810
4.10% 2/15/47	180,000	135,047
4.20% 3/15/48	50,000	38,444
4.40% 4/15/46	90,000	73,415
4.50% 7/15/44	680,000	532,478
4.63% 6/15/45	280,000	226,664
5.55% 3/15/26	50,000	50,185
6.60% 3/15/46	600,000	646,637
Pertamina Persero PT 6.00% 5/3/42	430,000	433,763
Petroleos del Peru SA
4.75% 6/19/32	670,000	527,516
5.63% 6/19/47	360,000	240,421
Petroleos Mexicanos 6.88% 8/4/26	85,000	82,506
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	46,531
1.90% 8/15/30	200,000	168,010
LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co. (continued)
2.15% 1/15/31	440,000	$370,190
Reliance Industries Ltd.
2.88% 1/12/32	360,000	305,847
3.63% 1/12/52	630,000	454,088
Shell International Finance BV
2.38% 11/7/29	50,000	44,474
2.75% 4/6/30	100,000	89,934
3.25% 4/6/50	380,000	275,858
4.00% 5/10/46	660,000	555,158
		15,710,117
Oil & Gas Services–0.03%
Halliburton Co. 5.00% 11/15/45	70,000	65,720
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	72,294
		138,014
Pharmaceuticals–2.15%
AbbVie, Inc.
2.60% 11/21/24	720,000	707,034
2.95% 11/21/26	160,000	152,384
3.20% 11/21/29	1,200,000	1,105,797
3.60% 5/14/25	150,000	147,221
3.80% 3/15/25	190,000	187,282
4.25% 11/21/49	380,000	329,101
4.55% 3/15/35	20,000	19,331
4.80% 3/15/29	300,000	300,440
4.88% 11/14/48	30,000	28,695
4.95% 3/15/31	130,000	130,928
5.05% 3/15/34	180,000	182,231
Becton Dickinson & Co.
3.36% 6/6/24	53,000	52,767
3.73% 12/15/24	16,000	15,793
4.69% 12/15/44	113,000	102,324
Bristol-Myers Squibb Co.
3.40% 7/26/29	81,000	76,086
4.55% 2/20/48	202,000	180,697
5.10% 2/22/31	160,000	161,547
5.20% 2/22/34	450,000	456,896
5.55% 2/22/54	90,000	92,555
5.65% 2/22/64	60,000	61,726
Cigna Group
4.38% 10/15/28	600,000	585,297
4.80% 8/15/38	240,000	225,481
4.90% 12/15/48	220,000	200,404
CVS Health Corp.
1.88% 2/28/31	50,000	40,739
2.13% 9/15/31	180,000	146,931
3.63% 4/1/27	70,000	67,338
3.75% 4/1/30	230,000	214,319
3.88% 7/20/25	480,000	470,970
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.13% 4/1/40	70,000	$58,969
4.25% 4/1/50	220,000	178,267
4.30% 3/25/28	392,000	382,543
5.05% 3/25/48	570,000	517,661
5.13% 7/20/45	270,000	248,815
Eli Lilly & Co.
4.70% 2/9/34	420,000	417,660
5.00% 2/9/54	40,000	39,775
5.10% 2/9/64	330,000	328,419
Johnson & Johnson 2.10% 9/1/40	440,000	302,496
Merck & Co., Inc.
1.45% 6/24/30	600,000	494,152
2.75% 12/10/51	50,000	32,688
Pfizer, Inc.
1.70% 5/28/30	1,030,000	865,273
2.63% 4/1/30	220,000	195,964
2.70% 5/28/50	240,000	160,721
		10,665,717
Pipelines–2.57%
Cameron LNG LLC 3.30% 1/15/35	760,000	632,403
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	1,240,000	1,267,059
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	250,000	259,011
6.54% 11/15/53	310,000	335,861
Energy Transfer LP
2.90% 5/15/25	130,000	126,176
3.75% 5/15/30	1,240,000	1,142,913
4.95% 6/15/28	80,000	79,357
5.25% 4/15/29	250,000	250,276
5.30% 4/1/44	20,000	18,385
5.40% 10/1/47	210,000	193,802
5.50% 6/1/27	170,000	171,052
5.55% 5/15/34	210,000	210,640
6.25% 4/15/49	110,000	112,897
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	421,262
3.13% 7/31/29	50,000	46,120
3.70% 1/31/51	320,000	247,233
3.95% 2/15/27	303,000	295,877
3.95% 1/31/60	90,000	69,966
4.15% 10/16/28	260,000	252,913
4.45% 2/15/43	50,000	44,592
4.85% 1/31/34	480,000	472,809
4.85% 3/15/44	40,000	37,382
5.10% 2/15/45	180,000	172,717
μ5.38% 2/15/78	70,000	65,238
6.65% 10/15/34	110,000	122,682
LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
7.55% 4/15/38	40,000	$47,962
Kinder Morgan Energy Partners LP
4.25% 9/1/24	260,000	258,324
5.50% 3/1/44	140,000	133,205
Kinder Morgan, Inc.
4.30% 6/1/25	150,000	147,869
4.30% 3/1/28	220,000	214,703
MPLX LP
4.50% 4/15/38	230,000	204,249
4.70% 4/15/48	170,000	145,022
4.80% 2/15/29	310,000	306,223
5.20% 3/1/47	100,000	91,476
5.20% 12/1/47	130,000	119,496
5.50% 2/15/49	190,000	180,872
ONEOK, Inc.
5.55% 11/1/26	100,000	100,915
5.80% 11/1/30	160,000	164,829
6.05% 9/1/33	270,000	281,598
6.63% 9/1/53	420,000	462,883
Targa Resources Corp. 4.95% 4/15/52	70,000	61,330
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	210,000	183,875
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	162,894
7.85% 2/1/26	1,020,000	1,058,072
Western Midstream Operating LP
3.10% 2/1/25	340,000	332,671
4.05% 2/1/30	40,000	37,321
Williams Cos., Inc.
4.85% 3/1/48	50,000	44,581
4.90% 1/15/45	270,000	242,801
5.10% 9/15/45	190,000	175,787
5.15% 3/15/34	380,000	376,575
8.75% 3/15/32	120,000	144,360
		12,728,516
Retail–0.64%
Costco Wholesale Corp.
1.38% 6/20/27	290,000	262,390
1.60% 4/20/30	30,000	25,256
1.75% 4/20/32	120,000	97,215
Home Depot, Inc.
2.50% 4/15/27	100,000	93,703
2.70% 4/15/30	150,000	133,611
3.25% 4/15/32	530,000	473,706
3.30% 4/15/40	160,000	127,194
3.35% 4/15/50	210,000	154,150
3.90% 6/15/47	30,000	24,520
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	$218,573
4.50% 4/15/30	240,000	234,674
McDonald's Corp.
1.45% 9/1/25	250,000	237,211
2.13% 3/1/30	220,000	189,329
3.50% 3/1/27	50,000	48,290
3.50% 7/1/27	40,000	38,345
3.60% 7/1/30	140,000	130,570
3.63% 9/1/49	30,000	22,783
3.70% 1/30/26	90,000	88,061
4.20% 4/1/50	160,000	133,606
4.88% 12/9/45	330,000	307,996
Walmart, Inc.
1.50% 9/22/28	80,000	70,667
1.80% 9/22/31	50,000	41,512
2.38% 9/24/29	30,000	27,023
		3,180,385
Semiconductors–0.77%
Applied Materials, Inc. 1.75% 6/1/30	90,000	75,825
Broadcom, Inc.
3.14% 11/15/35	380,000	307,003
3.19% 11/15/36	8,000	6,367
4.15% 11/15/30	72,000	68,082
4.93% 5/15/37	199,000	188,864
Intel Corp.
1.60% 8/12/28	120,000	105,301
3.05% 8/12/51	60,000	40,443
4.75% 3/25/50	200,000	181,160
5.13% 2/10/30	170,000	172,585
5.20% 2/10/33	120,000	121,664
KLA Corp. 4.65% 7/15/32	160,000	157,449
Micron Technology, Inc.
5.30% 1/15/31	190,000	191,099
5.88% 2/9/33	190,000	196,613
5.88% 9/15/33	20,000	20,735
NVIDIA Corp. 3.70% 4/1/60	210,000	167,367
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	60,000	58,224
Texas Instruments, Inc.
1.75% 5/4/30	130,000	109,795
3.88% 3/15/39	70,000	62,637
4.15% 5/15/48	370,000	318,542
TSMC Arizona Corp.
1.75% 10/25/26	210,000	193,492
2.50% 10/25/31	1,250,000	1,068,235
		3,811,482
Software–0.33%
Adobe, Inc. 2.30% 2/1/30	260,000	228,812
Oracle Corp.
1.65% 3/25/26	630,000	587,995
LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
2.88% 3/25/31	510,000	$443,433
2.95% 4/1/30	40,000	35,594
4.65% 5/6/30	170,000	166,705
Salesforce, Inc. 3.70% 4/11/28	190,000	184,340
		1,646,879
Telecommunications–1.59%
AT&T, Inc.
2.25% 2/1/32	330,000	268,198
2.55% 12/1/33	340,000	272,331
3.55% 9/15/55	28,000	19,578
3.65% 9/15/59	50,000	34,811
3.80% 2/15/27	320,000	309,831
3.80% 12/1/57	60,000	43,441
4.35% 3/1/29	1,300,000	1,266,514
4.35% 6/15/45	58,000	49,423
Telefonica Emisiones SA 5.21% 3/8/47	150,000	138,023
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	180,648
2.55% 2/15/31	130,000	110,736
3.00% 2/15/41	250,000	184,137
3.30% 2/15/51	60,000	41,954
3.50% 4/15/25	210,000	205,890
3.75% 4/15/27	40,000	38,524
3.88% 4/15/30	1,520,000	1,423,909
5.15% 4/15/34	190,000	189,364
Verizon Communications, Inc.
1.75% 1/20/31	840,000	681,852
2.10% 3/22/28	200,000	180,053
2.55% 3/21/31	398,000	340,020
2.65% 11/20/40	100,000	70,464
3.15% 3/22/30	170,000	153,702
3.40% 3/22/41	60,000	46,896
3.85% 11/1/42	210,000	172,687
4.00% 3/22/50	210,000	169,755
4.13% 3/16/27	110,000	107,665
4.40% 11/1/34	220,000	207,390
4.50% 8/10/33	840,000	803,303
4.86% 8/21/46	20,000	18,780
5.25% 3/16/37	130,000	131,429
5.50% 3/16/47	30,000	30,819
		7,892,127
Transportation–0.12%
Union Pacific Corp.
2.15% 2/5/27	170,000	158,070
2.40% 2/5/30	160,000	140,155
3.75% 7/15/25	90,000	88,399
3.75% 2/5/70	220,000	161,739
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.84% 3/20/60	90,000	$69,102
		617,465
Total Corporate Bonds (Cost $174,542,743)		161,242,178
NON-AGENCY ASSET-BACKED SECURITIES–8.18%
•522 Funding CLO Ltd. Series 2020-6A A1R 6.73% (TSFR03M + 1.41%) 10/23/34	480,000	480,014
•AB BSL CLO 4 Ltd. Series 2023-4A A 7.32% (TSFR03M + 2.00%) 4/20/36	250,000	251,955
•AGL CLO 13 Ltd. Series 2021-13A A1 6.74% (TSFR03M + 1.42%) 10/20/34	260,000	260,027
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.77% (SOFR30A + 1.45%) 1/15/37	526,000	521,891
•ARES Loan Funding IV Ltd. Series 2023-ALF4A A1 7.10% (TSFR03M + 1.75%) 10/15/36	710,000	714,893
•ARES XLIV CLO Ltd. Series 2017-44A A1R 6.66% (TSFR03M + 1.34%) 4/15/34	680,000	679,991
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A A 4.62% 2/20/27	240,000	236,776
Series 2024-1A A 5.36% 6/20/30	330,000	331,634
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 6.75% (TSFR03M + 1.43%) 1/20/35	380,000	380,013
•Birch Grove CLO 7 Ltd. Series 2023-7A A1 7.18% (TSFR03M + 1.80%) 10/20/36	1,760,000	1,772,764
•Birch Grove CLO 8 Ltd. Series 2024-8A A1 6.93% (TSFR03M + 1.63%) 4/20/37	240,000	240,081
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	216,639	190,656
•BlueMountain CLO XXXI Ltd. Series 2021-31A A1 6.72% (TSFR03M + 1.41%) 4/19/34	440,000	439,988
•Carlyle Global Market Strategies CLO Ltd. Series 2015-4A A1R 6.92% (TSFR03M + 1.60%) 7/20/32	420,000	420,098
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Catskill Park CLO Ltd. Series 2017-1A A2 7.28% (TSFR03M + 1.96%) 4/20/29	360,000	$360,009
•Cayuga Park CLO Ltd. Series 2020-1A AR 6.70% (TSFR03M + 1.38%) 7/17/34	620,000	620,294
•CBAM Ltd. Series 2017-1A A1 6.83% (TSFR03M + 1.51%) 7/20/30	599,462	599,557
•CIFC Funding Ltd.
Series 2015-4A A1A2 6.65% (TSFR03M + 1.33%) 4/20/34	440,000	440,228
Series 2021-1A A1 6.70% (TSFR03M + 1.37%) 4/25/33	910,000	910,480
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.58% (TSFR01M + 0.25%) 1/15/37	143,276	130,032
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.78% (SOFR30A + 1.46%) 3/25/36	295,533	297,404
ELFI Graduate Loan Program LLC Series 2023-A A 6.37% 2/4/48	763,257	779,152
•Elmwood CLO 26 Ltd. Series 2024-1A A1 6.79% (TSFR03M + 1.50%) 4/18/37	200,000	200,135
•Elmwood CLO I Ltd. Series 2019-1A A1RR 6.83% (TSFR03M + 1.52%) 4/20/37	670,000	671,616
•Empower CLO Ltd. Series 2024-1A A1 6.91% (TSFR03M + 1.60%) 4/25/37	250,000	249,941
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 6.91% (TSFR03M + 1.64%) 5/5/30	229,939	229,800
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 7.08% (TSFR03M + 1.75%) 10/25/34	950,000	948,440
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 7.27% (TSFR03M + 1.95%) 4/25/36	250,000	251,817
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	399,495	330,448
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 6.93% (TSFR03M + 1.61%) 1/20/33	250,000	250,029
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 7.03% (TSFR03M + 1.71%) 11/30/32	250,000	250,014
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	700,200	$594,821
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	580,000	529,444
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.49% (TSFR01M + 1.16%) 6/16/36	301,202	299,324
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	577,870	486,775
•HPS Loan Management Ltd. Series 2021-16A A1 6.72% (TSFR03M + 1.40%) 1/23/35	360,000	360,270
JGWPT XXXIV LLC Series 2015-1A A 3.26% 9/15/72	1,089,045	948,936
•Kings Park CLO Ltd. Series 2021-1A A 6.71% (TSFR03M + 1.39%) 1/21/35	880,000	880,659
•KKR CLO 32 Ltd. Series 32A A1 6.90% (TSFR03M + 1.58%) 1/15/32	260,000	259,996
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	1,036,208	1,037,190
•Madison Park Funding XXXVII Ltd. Series 2019-37A AR 6.65% (TSFR03M + 1.33%) 7/15/33	590,000	590,368
•Magnetite XIV-R Ltd.
Series 2015-14RA A1 6.68% (TSFR03M + 1.38%) 10/18/31	496,667	497,044
Series 2015-14RA A2 6.68% (TSFR03M + 1.38%) 10/18/31	754,934	754,897
•Magnetite XXVI Ltd. Series 2020-26A A1R 6.71% (TSFR03M + 1.38%) 7/25/34	470,000	470,787
•Midocean Credit CLO VII Series 2017-7A BR 7.18% (TSFR03M + 1.86%) 7/15/29	420,000	419,735
MMAF Equipment Finance LLC Series 2024-A A4 5.10% 7/13/49	520,000	519,943
•Myers Park CLO Ltd. Series 2018-1A B1 7.18% (TSFR03M + 1.86%) 10/20/30	250,000	250,068
•Navient Student Loan Trust Series 2016-3A A3 6.78% (SOFR30A + 1.46%) 6/25/65	356,661	360,259
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	537,149	488,480
•Oaktree CLO Ltd. Series 2024-25A A 6.85% (TSFR03M + 1.55%) 4/20/37	750,000	749,325
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 7.32% (TSFR03M + 2.00%) 1/20/35	390,000	$391,916
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 6.57% (TSFR03M + 1.26%) 2/14/31	380,000	380,353
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 6.61% (TSFR03M + 1.30%) 2/24/37	590,000	590,454
•OHA Credit Partners XVI Series 2021-16A A 6.71% (TSFR03M + 1.41%) 10/18/34	440,000	440,466
•OHA Loan Funding Ltd. Series 2013-2A AR 6.62% (TSFR03M + 1.30%) 5/23/31	481,716	482,224
•Owl Rock CLO III Ltd. Series 2020-3A A1L 7.38% (TSFR03M + 2.06%) 4/20/32	480,000	479,971
•Palmer Square CLO Ltd.
Series 2019-1A A1R 6.72% (TSFR03M + 1.41%) 11/14/34	440,000	440,033
Series 2022-5A A 7.32% (TSFR03M + 2.00%) 10/20/35	880,000	884,190
•Point Au Roche Park CLO Ltd. Series 2021-1A A 6.66% (TSFR03M + 1.34%) 7/20/34	900,000	900,549
•Rad CLO Ltd. Series 2023-22A A1 7.20% (TSFR03M + 1.83%) 1/20/37	1,500,000	1,511,232
•RCKT Mortgage Trust Series 2024-CES1 A1A 6.03% 2/25/44	237,146	236,827
•Recette CLO Ltd. Series 2015-1A ARR 6.66% (TSFR03M + 1.34%) 4/20/34	250,000	249,988
•REESE PARK CLO Ltd. Series 2020-1A AR 6.71% (TSFR03M + 1.39%) 10/15/34	790,000	790,516
•SLC Student Loan Trust Series 2008-1 A4A 7.22% (SOFR90A + 1.86%) 12/15/32	330,126	334,990
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.92% (TSFR03M + 0.59%) 6/15/39	184,465	180,470
Series 2006-A A5 5.88% (TSFR03M + 0.55%) 6/15/39	169,424	164,230
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	161,073	151,107
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2021-C APT1 1.39% 1/15/53	542,023	$478,044
Series 2021-C B 2.30% 1/15/53	282,890	263,155
Series 2022-C A1A 4.48% 5/16/50	1,023,442	995,250
•Symphony CLO Ltd. Series 2023-40A A1 6.98% (TSFR03M + 1.64%) 1/14/34	1,610,000	1,610,857
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	455,810	412,210
U.S. Bank NA Series 2023-1 B 6.79% 8/25/32	409,201	411,565
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	76,908	69,739
Series 2019-25G 1 2.69% 7/1/44	106,371	92,706
•Voya CLO Ltd.
Series 2017-3A A1R 6.62% (TSFR03M + 1.30%) 4/20/34	370,000	369,988
Series 2018-4A A1AR 6.62% (TSFR03M + 1.30%) 1/15/32	740,000	740,290
•Whitebox CLO II Ltd. Series 2020-2A A1R 6.80% (TSFR03M + 1.48%) 10/24/34	500,000	499,825
•Whitebox CLO III Ltd. Series 2021-3A A1 6.80% (TSFR03M + 1.48%) 10/15/34	1,070,000	1,070,195
Total Non-Agency Asset-Backed Securities (Cost $41,005,061)		40,561,838
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.25%
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	202,070	170,054
Series 2022-3 A1 4.00% 1/25/67	421,807	398,020
BRAVO Residential Funding Trust
•Series 2022-NQM3 A1 5.11% 7/25/62	784,773	778,674
φ•Series 2024-NQM3 A1 6.19% 3/25/64	550,000	551,874
•CENT Trust Series 2023-CITY A 7.95% (TSFR01M + 2.62%) 9/15/38	870,000	877,612
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	257,614	220,919
•CRSO Trust 7.12% 7/12/40	1,280,000	1,301,902
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	872,727	$769,551
φ•Series 2019-NQM1 A3 4.06% 10/25/59	304,690	294,745
•Series 2020-RPL4 A1 2.00% 1/25/60	266,708	233,082
•Series 2021-AFC1 A1 0.83% 3/25/56	236,946	185,947
•Series 2021-AFC1 A3 1.17% 3/25/56	317,723	245,174
•Series 2021-NQM3 A3 1.63% 4/25/66	547,254	451,503
•Series 2021-NQM7 A1 1.76% 10/25/66	183,377	157,343
•Series 2021-NQM8 A1 1.84% 10/25/66	893,394	776,471
Series 2021-RPL2 A1 2.00% 1/25/60	158,847	136,330
•Series 2021-RPL6 A1 2.00% 10/25/60	320,578	280,648
•Series 2022-NQM1 A1 2.27% 11/25/66	882,369	765,414
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	638,058	559,406
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	244,936	196,673
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	711,686	668,383
•Impac CMB Trust Series 2007-A A 5.94% (TSFR01M + 0.61%) 5/25/37	305,712	293,513
•JP Morgan Mortgage Trust Series 2017-5 A2 4.26% 10/26/48	909,788	880,516
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	164,654	153,339
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	167,438	156,088
Series 2015-2A A1 3.75% 8/25/55	577,717	540,145
Series 2015-2A A2 3.75% 8/25/55	328,841	307,454
Series 2016-3A A1B 3.25% 9/25/56	181,852	165,594
Series 2016-3A B1 4.00% 9/25/56	746,892	709,569
Series 2016-4A B2 4.75% 11/25/56	399,451	384,188
Series 2017-1A A1 4.00% 2/25/57	458,511	430,101
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2017-2A B2 4.75% 3/25/57	407,285	$395,849
Series 2017-4A A1 4.00% 5/25/57	424,816	396,610
Series 2017-6A A1 4.00% 8/27/57	924,679	867,227
Series 2022-NQM2 A1 3.08% 3/27/62	894,905	819,289
OBX Trust
•Series 2021-NQM2 A1 1.10% 5/25/61	166,559	131,295
•Series 2021-NQM3 A1 1.05% 7/25/61	265,269	209,149
•Series 2022-NQM1 A1 2.31% 11/25/61	873,554	748,142
φ•Series 2024-NQM1 A1 5.93% 11/25/63	244,407	243,949
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	554,736	460,301
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	242,910	204,919
φ•PRPM LLC Series 2024-RCF1 A1 4.00% 1/25/54	256,298	245,419
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	852,421	782,182
Towd Point Mortgage Trust
•Series 2016-3 B1 4.13% 4/25/56	270,000	257,148
•Series 2019-HY2 M2 7.34% (TSFR01M + 2.01%) 5/25/58	300,000	318,655
Series 2022-4 A1 3.75% 9/25/62	793,836	736,835
♦•WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13 A1A1 6.02% (TSFR01M + 0.69%) 10/25/45	217,155	205,272
Total Non-Agency Collateralized Mortgage Obligations (Cost $23,029,716)		21,062,473
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.32%
•AREIT Trust Series 2022-CRE6 A 6.57% (SOFR30A + 1.25%) 1/20/37	518,563	512,731
•BANK Series 2018-BN14 C 4.62% 9/15/60	520,000	400,495
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust
Series 2021-SOAR A 6.11% (TSFR01M + 0.78%) 6/15/38	353,098	$350,671
Series 2021-XL2 A 6.13% (TSFR01M + 0.80%) 10/15/38	1,125,979	1,117,537
Series 2023-VLT2 A 7.61% (TSFR01M + 2.28%) 6/15/40	1,170,000	1,174,753
Series 2023-XL3 A 7.09% (TSFR01M + 1.76%) 12/9/40	470,000	472,644
Series 2024-XL5 A 6.69% (TSFR01M + 1.39%) 3/15/41	390,000	390,000
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	270,000	240,595
•Series 2021-BXMF A 6.08% (TSFR01M + 0.75%) 10/15/26	591,233	585,321
•Series 2022-LBA6 A 6.33% (TSFR01M + 1.00%) 1/15/39	530,000	527,184
•CAMB Commercial Mortgage Trust Series 2019-LIFE A 6.69% (TSFR01M + 1.37%) 12/15/37	420,000	419,869
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	610,000	563,613
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	209,000	206,424
Series 2016-P3 A4 3.33% 4/15/49	178,000	169,634
Series 2016-P6 A4 3.46% 12/10/49	88,681	84,255
COMM Mortgage Trust
Series 2014-CR16 A4 4.05% 4/10/47	68,761	68,367
Series 2014-CR20 A4 3.59% 11/10/47	92,000	90,131
Series 2014-CR20 AM 3.94% 11/10/47	380,000	367,020
Series 2015-CR23 A4 3.50% 5/10/48	98,000	95,653
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	225,000	214,815
•GS Mortgage Securities Corp. Trust Series 2013-PEMB A 3.55% 3/5/33	1,190,000	923,130
GS Mortgage Securities Trust Series 2015-GC32 A4 3.76% 7/10/48	122,000	118,644
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.91% 1/15/49	308,000	$298,116
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	425,000	412,257
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	404,000	378,675
•MHC Commercial Mortgage Trust Series 2021-MHC A 6.24% (TSFR01M + 0.92%) 4/15/38	293,607	292,231
•MHC Trust Series 2021-MHC2 A 6.29% (TSFR01M + 0.96%) 5/15/38	131,523	130,906
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	108,371	107,733
Series 2015-C23 A4 3.72% 7/15/50	388,000	377,829
Series 2015-C26 A5 3.53% 10/15/48	301,800	292,172
Series 2016-C29 A4 3.33% 5/15/49	170,000	162,205
•Morgan Stanley Capital I Trust Series 2019-BPR A 7.32% (TSFR01M + 1.99%) 5/15/36	629,053	618,818
•MSWF Commercial Mortgage Trust Series 2023-2 A5 6.01% 12/15/56	540,000	578,226
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.73% (TSFR01M + 1.40%) 3/15/39	320,000	315,300
•NJ Trust Series 2023-GSP A 6.48% 1/6/29	420,000	438,096
•OPG Trust Series 2021-PORT A 5.92% (TSFR01M + 0.60%) 10/15/36	763,690	753,667
•SMRT Series 2022-MINI A 6.33% (TSFR01M + 1.00%) 1/15/39	540,000	536,625
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	480,000	388,220
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,011,845
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.71% 8/15/49	3,849,480	110,897
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*•Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-C36 XA 1.16% 11/15/59	7,830,893	$174,916
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $17,593,438)		16,472,220
ΔREGIONAL BONDS–0.15%
Canada—0.15%
Province of British Columbia Canada 2.25% 6/2/26	345,000	327,129
Province of Manitoba Canada 2.13% 6/22/26	212,000	200,125
Province of Quebec Canada 2.50% 4/20/26	229,000	218,715
		745,969
Total Regional Bonds (Cost $790,443)		745,969
ΔSOVEREIGN BONDS–1.61%
Chile—0.04%
Chile Government International Bonds 3.10% 1/22/61	290,000	182,492
		182,492
Colombia—0.37%
Colombia Government International Bonds
3.13% 4/15/31	280,000	223,418
3.88% 4/25/27	420,000	394,592
5.00% 6/15/45	650,000	470,370
5.20% 5/15/49	210,000	154,012
5.63% 2/26/44	760,000	601,263
		1,843,655
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	310,000	296,481
		296,481
Israel—0.23%
Israel Government International Bonds 2.75% 7/3/30	870,000	748,670
State of Israel
3.38% 1/15/50	220,000	147,675
3.80% 5/13/60	380,000	261,226
		1,157,571
Kazakhstan—0.15%
Kazakhstan Government International Bonds 4.88% 10/14/44	770,000	732,439
		732,439
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico—0.66%
Mexico Government International Bonds
3.50% 2/12/34	1,510,000	$1,255,892
4.40% 2/12/52	1,000,000	762,668
4.75% 3/8/44	1,490,000	1,240,155
		3,258,715
Peru—0.08%
Peruvian Government International Bonds
3.55% 3/10/51	160,000	115,600
3.60% 1/15/72	430,000	284,338
		399,938
Uruguay—0.02%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	96,515
		96,515
Total Sovereign Bonds (Cost $9,741,184)		7,967,806
U.S. TREASURY OBLIGATIONS–14.13%
U.S. Treasury Bonds
1.25% 5/15/50	5,180,000	2,649,287
1.38% 8/15/50	6,980,000	3,686,040
1.63% 11/15/50	3,540,000	1,999,409
1.88% 2/15/51	6,190,000	3,728,991
1.88% 11/15/51	916,000	548,634
2.00% 2/15/50	2,950,000	1,847,668
2.00% 8/15/51	590,000	365,546
2.25% 2/15/52	6,934,000	4,561,001
2.38% 5/15/51	4,790,000	3,251,774
2.88% 5/15/49	400,000	304,266
3.00% 2/15/49	1,690,000	1,317,606
3.25% 5/15/42	40,000	34,002
3.38% 11/15/48	940,000	785,524
3.63% 2/15/53	3,130,000	2,748,531
3.63% 5/15/53	3,040,000	2,670,925
3.88% 2/15/43	160,000	147,906
3.88% 5/15/43	2,740,000	2,528,827
4.00% 11/15/52	1,620,000	1,523,116
4.13% 8/15/53	2,960,000	2,844,838
4.25% 2/15/54	1,260,000	1,239,131
4.38% 8/15/43	2,130,000	2,104,706
4.50% 2/15/44	110,000	110,602
4.75% 11/15/43	1,760,000	1,825,725
4.75% 11/15/53	7,190,000	7,675,325
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	3,726,756	3,494,996
U.S. Treasury Notes
3.38% 5/15/33	1,655,000	1,550,399
3.75% 12/31/28	570,000	557,843
4.00% 2/29/28	10,000	9,883
4.00% 1/31/31	6,860,000	6,769,962
4.00% 2/15/34	470,000	462,216
LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.25% 12/31/25	300,000	$297,527
4.25% 2/28/29	620,000	620,823
4.25% 2/28/31	3,200,000	3,205,500
4.38% 11/30/30	2,440,000	2,460,302
4.63% 3/15/26	100,000	99,914
4.63% 9/30/30	10,000	10,219
4.88% 10/31/28	50,000	51,256
Total U.S. Treasury Obligations (Cost $81,178,778)		70,090,220

	Number of Contracts
OPTIONS PURCHASED–0.02%
Centrally Cleared–0.02%
Put Options–0.02%
3 Month SOFR Strike price $94.75, expiration date 4/12/24, notional amount $22,029,375	93	1,163
3 Month SOFR Strike price $95.50, expiration date 12/13/24, notional amount $27,217,500	114	94,050
U.S. Treasury 5 yr Notes Strike price $106.50, expiration date 4/26/24, notional amount $6,709,500	63	16,734
		111,947
Call Options–0.00%
U.S. Treasury 2 yr Notes Strike price $103.50, expiration date 5/24/24, notional amount $2,691,000	13	1,015
		1,015
Total Options Purchased (Cost $163,697)		112,962

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	7,843,847	$7,843,847
Total Money Market Fund (Cost $7,843,847)		7,843,847

	Principal Amount°
SHORT-TERM INVESTMENTS—2.83%
U.S. Treasury Obligations–2.83%
≠U.S. Treasury Bills
5.35% 5/28/24	380,000	376,842
5.37% 4/25/24	7,700,000	7,673,178
5.49% 5/16/24	6,010,000	5,970,409
Total Short-Term Investments (Cost $14,020,468)		14,020,429

TOTAL INVESTMENTS–101.78% (Cost $544,206,999)	504,759,020

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.01)%
Centrally Cleared–(0.01)%
Call Options–(0.00)%
3 Month SOFR Strike price $97.13, expiration date 12/13/24, notional amount $(27,680,625)	(114)	(14,250)
U.S. Treasury Long Bonds Strike price $130.00, expiration date 5/24/24, notional amount $(520,000)	(4)	(500)
U.S. Treasury 2 yr Notes Strike price $104.50, expiration date 5/24/24, notional amount $(2,717,000)	(13)	(203)
U.S. Treasury 5 yr Notes Strike price $108.00, expiration date 4/26/24, notional amount $(6,804,000)	(63)	(9,844)
(24,797)
Put Options Written–(0.01)%
3 Month SOFR Strike price $95.00, expiration date 12/13/24, notional amount $(27,075,000)	(114)	(30,638)
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options Written (continued)
U.S. Treasury 5 yr Notes Strike price $105.75, expiration date 4/26/24, notional amount $(6,662,250)	(63)	$(5,906)
(36,544)
Total Options Written (Premium received $(145,685))		(61,341)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.77%)	(8,788,934)
NET ASSETS APPLICABLE TO 63,734,381 SHARES OUTSTANDING–100.00%	$495,908,745

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts and swap contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(36)	3 Month SOFR	$(8,520,525)	$(8,511,612)	6/18/24	$—	$(8,913)
318	3 Month SOFR	75,866,850	76,203,054	3/18/25	—	(336,204)
289	3 Month SOFR	69,537,013	69,352,445	3/17/26	184,568	—
668	U.S. Treasury 10 yr Notes	74,012,313	73,618,925	6/18/24	393,388	—
(151)	U.S. Treasury 10 yr Ultra Notes	(17,306,016)	(17,173,162)	6/18/24	—	(132,854)
202	U.S. Treasury 2 yr Notes	41,305,844	41,379,574	6/28/24	—	(73,730)
37	U.S. Treasury 5 yr Notes	3,959,578	3,960,798	6/28/24	—	(1,220)
(12)	U.S. Treasury Long Bonds	(1,445,250)	(1,422,354)	6/18/24	—	(22,896)
88	U.S. Treasury Ultra Bonds	11,352,000	11,186,641	6/18/24	165,359	—
Total Futures Contracts					$743,315	$(575,817)
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.42[3]	49,283,000	(1.00%)	6/20/29	$1,129,354	$1,084,064	$45,290	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
2,965,000	1.52	(5.32)[4]	Annual	2/15/47	$1,020,313	$(94,550)	$1,114,863	$—
5,145,000	2.60	(5.32)[4]	Annual	10/14/27	326,452	58,727	267,725	—
12,415,000	(2.77)	5.32[4]	Annual	10/14/24	(317,818)	(18,376)	—	(299,442)
14,508,000	(3.50)	5.32[4]	Annual	9/30/24	(269,670)	2,063	—	(271,733)
4,596,000	2.60	(5.32)[4]	Annual	2/15/48	829,041	296,760	532,281	—
6,564,000	3.15	(5.32)[4]	Annual	5/15/48	721,096	(1,243,970)	1,965,066	—
6,514,000	3.05	(5.32)[4]	Annual	2/15/48	713,462	256,564	456,898	—
26,849,000	3.87	0.00[4,5]	Annual	2/28/31	(47,485)	(70,150)	22,665	—
Total IRS Contracts						$(812,932)	$4,359,498	$(571,175)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[5] Effective June 03, 2024.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
GS–Goldman Sachs
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$15,459,252	$—	$15,459,252
Agency Commercial Mortgage-Backed Securities	—	2,012,510	—	2,012,510
Agency Mortgage-Backed Securities	—	147,167,316	—	147,167,316
Corporate Bonds	—	161,242,178	—	161,242,178
Non-Agency Asset-Backed Securities	—	40,561,838	—	40,561,838
Non-Agency Collateralized Mortgage Obligations	—	21,062,473	—	21,062,473
Non-Agency Commercial Mortgage-Backed Securities	—	16,472,220	—	16,472,220
Regional Bonds	—	745,969	—	745,969
Sovereign Bonds	—	7,967,806	—	7,967,806
U.S. Treasury Obligations	—	70,090,220	—	70,090,220
Money Market Fund	7,843,847	—	—	7,843,847
Options Purchased	112,962	—	—	112,962
Short-Term Investments	—	14,020,429	—	14,020,429
Total Investments	$7,956,809	$496,802,211	$—	$504,759,020
Derivatives:

Assets:
Futures Contracts	$743,315	$—	$—	$743,315
Swap Contracts	$—	$4,404,788	$—	$4,404,788
Liabilities:
Futures Contracts	$(575,817)	$—	$—	$(575,817)
Swap Contracts	$—	$(571,175)	$—	$(571,175)
Options Written	$(61,341)	$—	$—	$(61,341)
There were no Level 3 investments at the beginning or end of the period.
LVIP Western Asset Core Bond Fund–27